Joint operations - Contracts in which Ecopetrol is not the operator (Details)	12 Months Ended
Dec. 31, 2020
Talisman Oil Gas [Member]
Disclosure of joint operations [line items]
Contract	Niscota
% Participation	20.00%
Geographic area of operations	Colombia
Chipiron Contract [Member] | Occidental de Colombia LLC [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Chipirón
Type	Production
Chipiron Contract [Member] | Occidental de Colombia LLC [Member] | Contract where entity not operator | Bottom of range [member]
Disclosure of joint operations [line items]
% Participation	30.00%
Chipiron Contract [Member] | Occidental de Colombia LLC [Member] | Contract where entity not operator | Top of range [member]
Disclosure of joint operations [line items]
% Participation	41.00%
Chipiron Contract [Member] | Occidental Andina LLC [Member] | Contract where entity not operator | Bottom of range [member]
Disclosure of joint operations [line items]
% Participation	30.00%
Cosecha Contract [Member] | Occidental Andina LLC [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Cosecha
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Cravo norte Contract [Member] | Occidental Andina LLC [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Cravo Norte
Type	Production
% Participation	55.00%
Geographic area of operations	Colombia
Rondon Contract [Member] | Occidental Andina LLC [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Rondón
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Nare Contract [Member] | Mansarovar Energy Colombia Ltd [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Nare
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Quifa Contract [Member] | Frontera Energy Colombia Corp [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Quifa
Type	Production
% Participation	40.00%
Geographic area of operations	Colombia
Casanare Contract One [Member] | Perenco Colombia Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Casanare
Type	Production
% Participation	74.40%
Geographic area of operations	Colombia
Corocora Contract One [Member] | Perenco Colombia Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Corocora
Type	Production
% Participation	83.91%
Geographic area of operations	Colombia
Estero Contract One [Member] | Perenco Colombia Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Estero
Type	Production
% Participation	95.98%
Geographic area of operations	Colombia
Garcero Contract One [Member] | Perenco Colombia Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Garcero
Type	Production
% Participation	91.22%
Geographic area of operations	Colombia
Orocue Contract One [Member] | Perenco Colombia Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Orocúe
Type	Production
% Participation	86.47%
Geographic area of operations	Colombia
Tayrona Contract [Member] | Petrobras, Repsol & Statoil [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Tayrona
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Fuerte Sur Contract [Member] | Shell EP Offshore Ventures Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Fuerte Sur
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Purple Angel Contract [Member] | Shell EP Offshore Ventures Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Purple Angel
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Col-5 Contract [Member] | Shell EP Offshore Ventures Limited [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Col-5
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Sul de Gato do Mato Contract [Member] | Shell [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Sul de Gato do Mato
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Gato do Mato Contract [Member] | Shell [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Gato do Mato
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Deep Rydberg/Aleatico Contract [Member] | Shell [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Deep Rydberg/Aleatico
Type	Exploration
% Participation	29.00%
Geographic area of operations	Gulf of Mexico
Gunflint Contract [Member] | Fieldwood Gunflint [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Gunflint
Type	Production
% Participation	32.00%
Geographic area of operations	Gulf of Mexico
Dalmatian Contract [Member] | Murphy Oil [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Dalmatian
Type	Production
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
K2 Contract [Member] | OXY (Anadarko) [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	K2
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
Palmer Contract [Member] | Talos [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Palmer
Type	Exploration
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
Warrior Contract [Member] | OXY (Anadarko) [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Warrior
Type	Exploration
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
ESOX Contract [Member] | HESS [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	ESOX
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
Bloque 8 Contract [Member] | PEMEX Exploracion Y Produccion [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Bloque 8
Type	Exploration
% Participation	50.00%
Geographic area of operations	Gulf of Mexico
Bloque 6 Contract [Member] | PC Carigali Mexico Operations SA [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Bloque 6
Type	Exploration
% Participation	50.00%
Geographic area of operations	Gulf of Mexico
Rodeo Midland Basin Contract [Member] | Occidental Petroleum Company [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Rodeo Midland Basin
Type	Production
% Participation	49.00%
Geographic area of operations	Permian Texas U.S.
Pau Brasil Contract [Member] | BP Energy [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Pau Brasil
Type	Exploration
% Participation	20.00%
Geographic area of operations	Brazil
Saturno Contract [Member] | Shell [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Saturno
Type	Exploration
% Participation	10.00%
Geographic area of operations	Brazil
CE-M-715_R11 Contract [Member] | Chevron | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	CE-M-715_R11
Type	Exploration
% Participation	50.00%
Geographic area of operations	Brazil
SSJN1 Contract [Member] | Lewis [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	SSJN1
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Mana Contract [Member] | Interoil Colombia [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Mana
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Ambrosia Contract [Member] | Interoil Colombia [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Ambrosia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Rio Opia Contract [Member] | Interoil Colombia [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Rio Opia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Rancho Hermoso Mirador Contract [Member] | Canacol [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Rancho Hermoso-Mirador
Type	Production
% Participation	100.00%
Geographic area of operations	Colombia
Rancho Hermoso Otras formaciones Contract [Member] | Canacol [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Rancho Hermoso -Otras formaciones
Type	Production
% Participation	70.00%
Geographic area of operations	Colombia
Llanos 86 Contract [Member] | Geopark [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Llanos 86
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 87 Contract [Member] | Geopark [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Llanos 87
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 104 Contract [Member] | Geopark [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Llanos 104
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 123 Contract [Member] | Geopark [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Llanos 123
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 124 Contract [Member] | Geopark [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Llanos 124
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Ronda Caribe RC-10 Contract [Member] | ONGC Videsh Limited Sucursal Colombiana [Member] | Contract where entity not operator
Disclosure of joint operations [line items]
Contract	Ronda Caribe RC-10
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte